Income Taxes Level 4 (Details) - Reconciliation of Differences Between Income Taxes For Continuing Operations and Provisions for Income Taxes (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Reconciliation between Continuing Operations and Provisions for Income Taxes [Line Items]
Federal Statutory Income Tax Rate	35.00%
Income tax benefit computed at federal statutory tax rate	$ (50)	$ (106)	$ (20)
State tax provision, net of federal benefits	1	1	0
Foreign tax rate differential	3	16	7
Foreign source income (loss) subject to U.S. taxation	20	(36)	(6)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0	18	0
Losses and other expenses (income) not deductible for tax	1	1	(14)
Increase (decrease) in the taxes due to changes in valuation allowance	46	454	(321)
Additional tax expense (benefit) on foreign unrepatriated earnings	8	22	(30)
Additional expense for uncertain tax positions	(3)	42	0
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount	0	(32)	0
Changes in enacted tax laws and tax rates	0	(31)	0
Income tax expense (benefit)	$ 26	$ 349	$ (384)